Related Party Transactions (Details) - Schedule of directors' remuneration - AUD ($)		12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2019
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		$ 1,891,777		$ 1,549,861		$ 2,046,496
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		45,180		48,947		41,062
Long Term Benefits Long-service Leave		(110,285)		20,528		23,016
Termination Benefit		1,000,000
Equity Options		1,950,565				20,443
Total		4,777,237		1,619,336		2,131,017
Directors [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		970,741		695,603		1,262,209
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		23,486		27,944		20,531
Long Term Benefits Long-service Leave		(121,542)		12,462		7,794
Termination Benefit		1,000,000
Equity Options		1,577,722				20,443
Total		3,450,407		736,009		1,310,977
Directors [Member] | Geoffrey Kempler [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		487,292	[1]	412,544	[2]	395,728	[3]
Short Term Benefits Bonus			[1]		[2]		[3]
Post-Employment Superannuation Contribution		16,184	[1]	21,003	[2]	20,531	[3]
Long Term Benefits Long-service Leave		(121,542)	[1]	12,462	[2]	7,794	[3]
Termination Benefit	[1]	1,000,000
Equity Options		450,777	[1]		[2]		[3]
Total		1,832,711	[1]	446,009	[2]	424,053	[3]
Directors [Member] | Brian Meltzer [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		66,209		73,059		80,000
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		6,290		6,941
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options		225,389
Total		297,888		80,000		80,000
Directors [Member] | Peter Marks [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		68,333		60,000		60,000
Short Term Benefits Bonus
Post-Employment Superannuation Contribution
Long Term Benefits Long-service Leave
Termination Benefit
Equity Options		225,389
Total		293,722		60,000		60,000
Directors [Member] | Lawrence Gozlan [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		218,333	[4]	60,000		580,000	[5]
Short Term Benefits Bonus			[4]				[5]
Post-Employment Superannuation Contribution			[4]				[5]
Long Term Benefits Long-service Leave			[4]				[5]
Termination Benefit	[4]
Equity Options		225,389	[4]				[5]
Total		443,722	[4]	60,000		580,000	[5]
Directors [Member] | Dr. David Sinclair [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		65,800		45,000		10,750	[6]
Short Term Benefits Bonus							[6]
Post-Employment Superannuation Contribution							[6]
Long Term Benefits Long-service Leave							[6]
Termination Benefit
Equity Options		225,389					[6]
Total		291,189		45,000		10,750	[6]
Directors [Member] | Mr. Tristan Edwards [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		64,774		45,000		10,750	[6]
Short Term Benefits Bonus							[6]
Post-Employment Superannuation Contribution		1,012					[6]
Long Term Benefits Long-service Leave							[6]
Termination Benefit
Equity Options		225,389					[6]
Total		291,175		45,000		10,750	[6]
Directors [Member] | George Mihaly [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee	[6]					66,667
Short Term Benefits Bonus	[6]
Post-Employment Superannuation Contribution	[6]
Long Term Benefits Long-service Leave	[6]
Total	[6]					66,667
Directors [Member] | Ira Shoulson [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee	[6],[7]					58,314
Short Term Benefits Bonus	[6],[7]
Post-Employment Superannuation Contribution	[6],[7]
Long Term Benefits Long-service Leave	[6],[7]
Equity Options	[6],[7]					20,443
Total	[6],[7]					78,757
Other Key Management Personnel [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		921,036		854,258		784,287
Short Term Benefits Bonus
Post-Employment Superannuation Contribution		21,694		21,003		20,531
Long Term Benefits Long-service Leave		11,257		8,066		15,222
Termination Benefit
Equity Options		372,843
Total		1,326,830		883,327		820,040
Other Key Management Personnel [Member] | Dr David Stamler [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		606,058	[8],[9]	625,470	[2]	547,622	[3]
Short Term Benefits Bonus			[8],[9]		[2]		[3]
Post-Employment Superannuation Contribution			[8],[9]		[2]		[3]
Long Term Benefits Long-service Leave			[8],[9]		[2]		[3]
Termination Benefit	[8],[9]
Equity Options		372,843	[8],[9]		[2]		[3]
Total		978,901	[8],[9]	625,470	[2]	547,622	[3]
Other Key Management Personnel [Member] | Ms.Kathryn Andrews [Member]
Related Party Transactions (Details) - Schedule of directors' remuneration [Line Items]
Short Term Benefits Base Fee		314,978	[8]	228,788	[2]	236,665	[3]
Short Term Benefits Bonus			[8]		[2]		[3]
Post-Employment Superannuation Contribution		21,694	[8]	21,003	[2]	20,531	[3]
Long Term Benefits Long-service Leave		11,257	[8]	8,066	[2]	15,222	[3]
Termination Benefit	[8]
Equity Options			[8]		[2]		[3]
Total		$ 347,929	[8]	$ 257,857	[2]	$ 272,418	[3]

[1]	Upon termination of employment as Chief Executive Officer on January 7, 2021 Mr. Kempler received the sum of A$1 million in accordance with his employment agreement dated September 21, 2007 and accrued leave entitlements. Remuneration also includes A$101,400 in corporate advisory fees paid to an associated entity of Mr. Geoffrey Kempler for business advisory services including investor relations, marketing and business development.
[2]	Base Fee includes movements in the annual leave provision for Mr. Geoffrey Kempler, Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
[3]	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler, Ms. Kathryn Andrews and Dr. David Stamler accrued in accordance with their employment contracts.
[4]	Includes A$150,000 in corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan for corporate advisory services including seeking and advancing opportunities to expand the Group’s product pipeline and other sources of funding to commence and continue the Group’s clinical trials.
[5]	Includes corporate advisory fees paid to an associated entity of Mr. Lawrence Gozlan in the amount of A$520,000.
[6]	The remuneration for Dr. George Mihaly and Dr. Ira Shoulson covered the period from July 1, 2018 to April 8, 2019, being the last day of being the Group’s director. The remuneration for Dr. David Sinclair and Mr. Tristan Edwards covered the period from April 8, 2019, being the date of their appointment as directors of the Group, to June 30, 2019.
[7]	Dr. Ira Shoulson received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the relevant inputs.
[8]	Base Fee includes movements in the annual leave provision for Ms. Kathryn Andrews and Dr. David Stamler in accordance with their employment contracts.
[9]	Remuneration of Dr. David Stamler covered his previous role as Chief Medical Officer and Senior Vice President Clinical Development from July 1, 2020 to January 6. 2021 and CEO effective January 7, 2021.